Segment information and geographic data (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment Information and Geograhic Data - Schedule of Segment Reporting Information by Segment

12 months to December 31,	2022			2021			2020
USD'000	IoT	mPKI	Total	IoT	mPKI	Total	IoT	mPKI	Total
Revenues from external customers	23,198	616	23,814	16,867	779	17,646	14,317	462	14,779
Intersegment revenues	-	1,931	1,931	128	2,506	2,634	-	6,786	6,786
Interest revenue	10	5	15	1	54	55	8	59	67
Interest expense	4	572	576	30	976	1,006	12	707	718
Depreciation and amortization	408	104	512	470	94	564	1,501	91	1,592
Segment income /(loss) before income taxes	4,589	(17,542)	(12,953)	(1,302)	(22,032)	(23,334)	(2,038)	(26,537)	(28,575)
Profit / (loss) from intersegment sales	-	92	92	6	119	125	-	323	323
Income tax recovery /(expense)	3,251	(12)	3,238	-	(13)	(13)	-	(9)	(9)
Other significant non cash items
Share-based compensation expense	-	744	744	-	3,783	3,783	-	393	393
Gain on derivative liability	-	-	-	-	-	-	-	44	44
Interest and amortization of debt discount and expense	-	168	168	-	1,057	1,057	-	458	458
Segment assets	29,145	53,713	82,858	11,377	89,410	100,787	11,031	40,327	51,358

Segment Information and Geographic Data - Schedule of Reconciliation of Revenue

Revenue and Loss reconciliations	12 months ended December 31,
USD'000	2022	2021	2020
Revenue reconciliation
Total revenue for reportable segment	25,745	20,280	21,565
Elimination of intersegment revenue	(1,931)	(2,634)	(6,786)
Total consolidated revenue	23,814	17,646	14,779

Loss reconciliation
Total profit / (loss) from reportable segments	(12,953)	(23,334)	(28,575)
Elimination of intersegment profits	(92)	(125)	(323)
Loss before income taxes	(13,045)	(23,459)	(28,898)

Segment Information and Geographic Data - Schedule of Reconciliation of Assets

Asset reconciliation	As at December 31,
USD'000	2022	2021
Total assets from reportable segments	82,858	100,787
Elimination of intersegment receivables	(6,112)	(10,253)
Elimination of intersegment investment and goodwill	(27,250)	(34,809)
Total assets held for sale from discontinued operations	-	33,080
Consolidated total assets	49,496	88,805

Segment Information and Geographic Data - Schedule of Revenue and Property, Plant and Equipment by Geography

The following tables summarize geographic information for net sales based on the billing address of the customer, and for property, plant and equipment.

Net sales by region	12 months ended December 31,
USD'000	2022	2021	2020
Switzerland	1,004	1,002	592
Rest of EMEA*	6,260	3,819	4,321
North America	13,677	10,689	8,260
Asia Pacific	2,745	2,062	1,526
Latin America	128	74	80
Total net sales from continuing operations	23,814	17,646	14,779
* EMEA means Europe, Middle East and Africa

Property, plant and equipment, net of depreciation, by region	As at December 31,	As at December 31,
USD'000	2022	2021
Switzerland	231	85
Rest of EMEA*	608	481
North America	1	1
Asia Pacific	2	6
Total Property, plant and equipment, net of depreciation	842	573
* EMEA means Europe, Middle East and Africa